Operating Segment Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Operating Segment Information
4	OPERATING SEGMENT INFORMATION

(a)	CODM, office of the General Manager, reviews the Group’s internal reporting in order to assess performance and allocate resources.
The Group has one reportable operating segment, reported as “airline transportation operations”, which comprises the provision of passenger, cargo, mail delivery, ground service and cargo handling services.
Other services including primarily tour operations, air catering and other miscellaneous services are not included within the airline transportation operations segment, as their internal reports are separately provided to the CODM. The results of these operations are included in the “other segments” column.
Inter-segment transactions are entered into under normal commercial terms and conditions that would be available to unrelated third parties.
In accordance with IFRS 8, segment disclosure has been presented in a manner that is consistent with the information used by the Group’s CODM. The Group’s CODM monitors the results, assets and liabilities attributable to each reportable segment based on financial results prepared under the PRC Accounting Standards for Business Enterprises (the “PRC Accounting Standards”), which differ from IFRSs in certain aspects. The amount of each material reconciling items from the Group’s reportable segment revenues and profit before income tax, arising from different accounting policies are set out in Note 4(c) below.
The segment results for the year ended December 31, 2019 were as follows:

	Airline transportation operations RMB million	Other segments RMB million	Eliminations RMB million	Unallocated* RMB million	Total RMB million
Segment revenue
Reportable segment revenue from external customers	119,240	1,620	—	—	120,860
Inter-segment sales	—	2,052	(2,052)	—	—

Reportable segment revenue	119,240	3,672	(2,052)	—	120,860

Reportable segment profit before income tax	2,745	1,164	—	393	4,302

Other segment information
Depreciation and amortization	21,816	261	—	—	22,077
Impairment charges / Impairment losses on financial assets, net	20	—	—	—	20
Interest income	108	1	(13)	—	96
Interest expense	5,152	30	(13)	—	5,169
Capital expenditure	42,853	303	—	—	43,156

The segment results for the year ended December 31, 2018 were as follows:

	Airline transportation operations RMB million	Other segments RMB million	Eliminations RMB million	Unallocated* RMB million	Total RMB million
Segment revenue
Reportable segment revenue from external customers	112,228	2,702	—	—	114,930
Inter-segment sales	—	1,425	(1,425)	—	—

Reportable segment revenue	112,228	4,127	(1,425)	—	114,930

Reportable segment profit before income tax	2,723	622	—	522	3,867

Other segment information
Depreciation and amortization	15,051	251	—	—	15,302
Impairment charges/ Impairment losses on financial assets, net	338	7	—	—	345
Interest income	118	1	(9)	—	110
Interest expense	3,721	15	(9)	—	3,727
Capital expenditure*	30,670	508	—	—	31,178

*	Capital expenditure consists of additions to property, plant and equipment, right-of-use assets, construction in process, investment properties, intangible assets and long-term deferred assets.
The segment assets and liabilities as at December 31, 2019 and December 31, 2018 were as follows:

	Airline transportation operations RMB million	Other segments RMB million	Eliminations RMB million	Unallocated* RMB million	Total RMB million
At December 31, 2019
Reportable segment assets	274,578	6,225	(1,943)	4,076	282,936
Reportable segment liabilities	211,035	3,146	(1,943)	301	212,539

At December 31, 2018
Reportable segment assets	230,533	4,635	(2,248)	3,845	236,765
Reportable segment liabilities	176,836	2,712	(2,248)	113	177,413

*
Unallocated assets primarily represent investments in associates and joint ventures, derivative financial instruments, equity investments designated at fair value through other comprehensive income and a financial asset at fair value through profit or loss. Unallocated results primarily represent the share of results of associates and joint ventures, fair value changes of derivative financial instruments, fair value changes of a financial asset at fair value through profit or loss and dividend income relating to equity investments.

(b)	The Group’s business operates in three main geographical areas, even though they are managed on a worldwide basis.
The Group’s revenues by geographical area are analyzed based on the following criteria:

1)
Traffic revenue from services within Mainland China (the PRC excluding the Hong Kong Special Administrative Region (“Hong Kong”), Macau Special Administrative Region (“Macau”) and Taiwan, collectively known as “Regional”) is classified as domestic operations. Traffic revenue from inbound and outbound services between overseas markets excluding Regional is classified as international operations.

2)	Revenue from ticket handling services, ground services, cargo handling service and other miscellaneous services is classified on the basis of where the services are performed.

	2019	2018	2017
	RMB million	RMB million	RMB million
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan)	80,058	76,517	67,923
International	37,082	34,744	3,624
Regional (Hong Kong, Macau and Taiwan)	3,846	4,017	30,928

Total	120,986	115,278	102,475

3)
The major revenue-earning assets of the Group are its aircraft, all of which are registered in the PRC. Since the Group’s aircraft are deployed flexibly across its route network, there is no suitable basis of allocating such assets and the related liabilities by geographic area and hence segment non-current
assets and capital expenditure by geographic area are not presented. Except the aircraft, most non-current
assets (except financial instruments) are registered and located in the PRC.

(c)	Reconciliation of reportable segment revenues, profit, assets and liabilities to the consolidated figures as reported in the consolidated financial statements:

		2019	2018	2017
	Note	RMB million	RMB million	RMB million
Revenue
Reportable segment revenue		120,860	114,930	101,721
- Reclassification of expired sales in advance of carriage	(i)	—	—	357
- Reclassification of taxes relating to the expired tickets	(i)	126	348	397

Consolidated revenue		120,986	115,278	102,475

		2019	2018	2017
	Note	RMB million	RMB million	RMB million
Profit before income tax
Reportable segment profit before income tax		4,302	3,867	8,620
- Differences in depreciation charges for aircraft and engines due to different depreciation lives	(ii)	(3)	(11)	(10)

Consolidated profit before income tax		4,299	3,856	8,610

			2019	2018
	Notes		RMB million	RMB million
Assets
Reportable segment assets			282,936	236,765
- Differences in depreciation charges for aircraft and engines due to different depreciation lives	(ii)		7	10
- Difference in intangible asset arising from the acquisition of Shanghai Airlines	(iii)		2,242	2,242

Consolidated assets			285,185	239,017

	2019	2018
	RMB million	RMB million
Liabilities
Reportable segment liabilities	212,539	177,413
- Others	—	3

Consolidated liabilities	212,539	177,416

Notes:

(i)	The difference represents the different classification of sales related taxes under the PRC Accounting Standards and IFRSs.
(ii)
The difference is attributable to the differences in the useful lives and residual values of aircraft and engines adopted for depreciation purposes in prior years under the PRC Accounting Standards and IFRSs. Despite the depreciation policies of these assets which have been unified under IFRSs and the PRC Accounting Standards in recent years, the changes were applied prospectively as changes in accounting estimates which result in the differences in the carrying amounts and related depreciation charges under IFRSs and the PRC Accounting Standards.

(iii)
The difference represents the different measurement of the fair value of acquisition cost of the shares from Shanghai Airlines between the PRC Accounting standards and IFRSs, which results in the different measurement of goodwill.